SHARE CAPITAL - Exercise of stock options (Details) $ / shares in Units, $ in Thousands	10 Months Ended	12 Months Ended
	Aug. 31, 2021 shares	Aug. 31, 2022 CAD ($)	Aug. 31, 2022 shares	Aug. 31, 2022 Share	Aug. 31, 2022 $ / shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 shares	Aug. 31, 2021 Share	Aug. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement (in shares) | Share				100,799				1,691,498
Average exercise price (cad per share) | $ / shares					$ 0.70				$ 2.38
Proceeds from exercise of options		$ 74				$ 4,027
Exercise of stock options		74				4,027
Number of warrants exercised in the period (shares) | shares	1,743,850		0				1,743,850
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised of restricted share units or performance share units (in shares) | Share				259,000				80,491
Exercise of restricted share units or performance share units		1,239				382
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised of restricted share units or performance share units (in shares)			74,331	74,331			1,858	1,858,000
Exercise of restricted share units or performance share units		0				0
Issued capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of stock options		127				6,268
Issued capital | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of restricted share units or performance share units		221				9
Reserve of change in value of options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of stock options		(53)				(2,241)
Reserve of change in value of options and warrants | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of restricted share units or performance share units		(1,239)				(382)
Reserve of change in value of options and warrants | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of restricted share units or performance share units		$ (221)				$ (9)